Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Number of common shares	Share premium	Treasury shares	Foreign currency translation reserve	Accumulated deficit	Total for Company’s shareholders	Non- controlling interest	Total
Balance at Dec. 31, 2021	$ 98	$ 23,121		$ (103)	$ (8,383)	$ 14,733		$ 14,733
Balance (in Shares) at Dec. 31, 2021	44,394,844
Loss for the year					(2,901)	(2,901)		(2,901)
Other comprehensive income (loss)				(1,958)		(1,958)		(1,958)
Total comprehensive loss for the year				(1,958)	(2,901)	(4,859)		(4,859)
Balance at Dec. 31, 2022	$ 98	23,121		(2,061)	(11,284)	9,874		9,874
Balance (in Shares) at Dec. 31, 2022	44,394,844
Loss for the year					(1,710)	(1,710)	$ (156)	(1,866)
Other comprehensive income (loss)				(214)		(214)	7	(207)
Total comprehensive loss for the year				(214)	(1,710)	(1,924)	(149)	(2,073)
Balance at Dec. 31, 2023	$ 98	23,121		(2,275)	(12,994)	7,950	(149)	7,801
Balance (in Shares) at Dec. 31, 2023	44,394,844
Loss for the year					(2,077)	(2,077)	(31)	(2,108)
Issuance of share capital in a public offering	$ 4	2,724				2,728		2,728
Issuance of share capital in a public offering (in Shares)	2,400,000
Treasury shares			(50)			(50)		(50)
Treasury shares (in Shares)	(61,000)
Other comprehensive income (loss)				(93)		(93)	22	(71)
Total comprehensive loss for the year				(93)	(2,077)	(2,170)	(9)	(2,179)
Balance at Dec. 31, 2024	$ 102	$ 25,845	$ (50)	$ (2,368)	$ (15,071)	$ 8,458	$ (158)	$ 8,300
Balance (in Shares) at Dec. 31, 2024	46,733,844